OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year, before tax	¥ 15,659	¥ 9,207	¥ 5,258
Effective portion of changes in fair value of hedging instruments recognized during the year, tax effect	(3,881)	(2,295)	(974)
Effective portion of changes in fair value of hedging instruments recognized during the year, net of tax	11,778	6,912	4,284
Reclassification adjustments for amounts transferred to the consolidated income statement, before tax	8,858	198	853
Reclassification adjustments for amounts transferred to the consolidated income statement, tax effect	(1,618)	(37)	(196)
Reclassification adjustments for amounts transferred to the consolidated income statement, net of tax	7,240	161	657
Net movement during the year recognized in other comprehensive income, before tax	24,517	9,405	6,111
Net movement during the year recognized in other comprehensive income, tax effect	(5,499)	(2,332)	(1,170)
Net movement during the year recognized in other comprehensive income, net of tax	19,018	7,073	4,941
Cash flow hedge reserve	7,244	8,176
Cash flow hedge reserve attributable to owners	7,214	7,805
Changes in the fair value of instruments at fair value through other comprehensive income, before tax	(6)	(6)	(39)
Changes in the fair value of instruments at fair value through other comprehensive income, tax effect	2	(4)	8
Changes in the fair value of instruments at fair value through other comprehensive income, after tax	(4)	(10)	(31)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, before tax	0	(12)	0
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, tax effect	0	0	0
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, net of tax	0	(12)	0
Net movement during the year recognized in other comprehensive income, before tax	(6)	(18)	(39)
Net movement during the year recognized in other comprehensive income, tax effect	2	(4)	8
Net movement during the year recognized in other comprehensive income, net of tax	(4)	(22)	(31)
Cost of hedging reserve, before tax	(220)	162	0
Cost of hedging reserve, tax effect	0	0	0
Cost of hedging reserve, net of tax	(220)	162	0
Share of other comprehensive loss of associates and joint ventures, before tax	441	(2,441)	(810)
Share of other comprehensive loss of associates and joint ventures, tax effect	0	0	0
Share of other comprehensive loss of associates and joint ventures, net of tax	441	(2,441)	(810)
Foreign currency translation differences, before tax	(1,728)	(4,457)	1,480
Foreign currency translation differences, tax effect	0	0	0
Foreign currency translation differences, net of tax	(1,728)	(4,457)	1,480
Other comprehensive income, before tax	23,004	2,651	6,742
Other comprehensive income, tax effect	(5,497)	(2,336)	(1,162)
Total other comprehensive income	¥ 17,507	¥ 315	¥ 5,580